Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Defined benefit plan contributions paid by employer	$ 257,000		$ 406,000	$ 57,000
Date 1 [Member]
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Defined benefit plan contributions paid by employer	42,000	[1]	234,000
Defined benefit plan contributions paid date			Jan. 09, 2012
Date 2 [Member]
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Defined benefit plan contributions paid by employer	215,000		38,000
Defined benefit plan contributions paid date			Oct. 12, 2012
Date 3 [Member]
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Defined benefit plan contributions paid by employer			$ 134,000	$ 57,000
Defined benefit plan contributions paid date			Dec. 31, 2012	Oct. 14, 2011

[1]	An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.